Note 7 - Property and Equipment, Net (Details Textual) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Depreciation, Depletion and Amortization, Nonproduction, Total	€ 1,367	€ 1,153	€ 843
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance	8,534	7,672
Assets Held under Capital Leases [Member]
Depreciation, Depletion and Amortization, Nonproduction, Total	386	218	164
Capital Leased Assets, Gross, Total	2,704	2,081
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance	2,291	2,018
Vehicles, Office and IT Equipment Held Under Capital Leases [Member]
Capital Leased Assets, Gross, Total	1,423	981
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance	619	528
Equipment Leased to Other Party [Member]
Depreciation, Depletion and Amortization, Nonproduction, Total	51	24	€ 2
Capital Leased Assets, Gross, Total	351	474
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance	€ 72	€ 27